Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt
Carrying amounts of long-term debt and related estimated fair values as of December 31, 2019 and 2018 are disclosed in the following table. The fair value hierarchy is described in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

	December 31,
	2019		2018
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 4.45%, due 2020	$125,000	$126,673	$125,000	$126,213
Notes, 6.1%, due 2041	125,000	162,666	125,000	150,728
Notes, 3.875%, due 2022	250,000	258,550	250,000	254,195
Notes, 4.875%, due 2043	250,000	291,928	250,000	268,985
Notes, 3.8%, due 2046	300,000	308,307	300,000	267,030
Notes, 3.7%, due 2028	300,000	320,685	300,000	298,926
Notes, 4.15%, due 2049	300,000	330,138	—	—
8% Series, due 2026	75,000	96,905	75,000	93,827
Medium-term notes, 7.78% series, due 2022	25,000	27,500	25,000	27,497
Medium-term notes, 7.92% series, due 2027	25,000	32,543	25,000	30,016
Medium-term notes, 6.76% series, due 2027	7,500	9,156	7,500	8,651
Unamortized discount and debt issuance costs	(14,450)		(11,807)
	1,768,050		1,470,693
Revolving credit facility and commercial paper	150,000	150,000	150,000	150,000
Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(1,717)		(2,024)
	198,283		197,976
Less: current maturities	(125,000)		—
Long-term debt, less current maturities – Southwest Gas Corporation	$1,991,333		$1,818,669
Centuri:
Centuri term loan facility	$244,812	252,182	$255,959	260,135
Unamortized debt issuance costs	(1,101)		(1,414)
	243,711		254,545
Centuri secured revolving credit facility	60,021	60,057	—	—
Centuri other debt obligations	43,929	44,787	67,104	67,053
Less: current maturities	(38,512)		(33,060)
Long-term debt, less current maturities – Centuri	$309,149		$288,589
Consolidated Southwest Gas Holdings, Inc.:
Southwest Gas Corporation long-term debt	$2,116,333		$1,818,669
Centuri long-term debt	347,661		321,649
Less: current maturities	(163,512)		(33,060)
Long-term debt, less current maturities – Southwest Gas Holdings, Inc.	$2,300,482		$2,107,258

Summary of Effective Interest Rates on Variable-Rate IDRBs
The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31,
	2019	2018
2003 Series A	2.51%	2.61%
2008 Series A	2.46%	2.52%
2009 Series A	2.37%	2.51%
Tax-exempt Series A	2.32%	2.53%

Estimated Maturities of Long-Term Debt
Estimated maturities of long-term debt for the next five years are:

(Thousands of dollars)	Southwest	Centuri	Total
2020	$125,000	$38,512	$163,512
2021	—	33,785	33,785
2022	425,000	35,783	460,783
2023	—	240,681	240,681
2024	—	—	—